Future Minimum Time Charter Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Time Charter Revenue
2014	$ 59,900
2015	27,544
2016	22,415
2017	22,056
2018	22,958
Thereafter	151,339
Total	$ 306,212